Related Party Transactions	12 Months Ended
Dec. 31, 2010
RELATED PARTY TRANSACTIONS

25. RELATED PARTY TRANSACTIONS

Our generation businesses in Panama are partially owned by the Government of Panama (the “Panamanian Government”). The Panamanian Government, in turn, partially owns the distribution companies within Panama. For the years ended December 31, 2010, 2009 and 2008, our Panamanian businesses recognized electricity sales to the Panamanian Government totaling $146 million, $143 million and $203 million, respectively. For the same period, our Panamanian businesses purchased electricity, which excludes transmission charges from the Panamanian Government, totaling $21 million, $25 million and $27 million, respectively. As of December 31, 2010 and 2009, our Panamanian businesses owed the Panamanian Government $4 million and $7 million, respectively, payable on normal trade terms. For the same period, the Panamanian Government owed our Panamanian businesses $12 million and $25 million, respectively, payable on normal trade terms.

Our generation businesses in the Dominican Republic are partially owned by the Government of the Dominican Republic (the “Dominican Government”). The Dominican Government, in turn, owns the distribution companies within the Dominican Republic. For the years ended December 31, 2010, 2009 and 2008, our Dominican Republic businesses recognized electricity sales to the Dominican Government totaling $179 million, $204 million and $244 million, respectively. For the same period, the Dominican Government owed our Dominican Republic businesses $88 million and $121 million, respectively, payable on normal trade terms.

In December 2010, ESSA , one of our subsidiaries in Latin America, signed termination agreements related to its long term gas transportation contracts that were under dispute in arbitration tribunals. As a result of these settlements, ESSA paid $52 million to two of the gas transportation companies which are related parties and recorded a loss of $43 million. In addition, an aggregate amount of $16 million was payable to these related parties at December 31, 2010. See Note 12—Contingencies, Litigations for details.